Summary of Significant Accounting Policies (Details) - Schedule of Balance Sheet Items	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
RMB to US [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency exchange	US$1=RMB7.2203	US$1=RMB7.2960	US$1=RMB7.1135
JPY to US [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency exchange	US$1=JPY151.22	US$1=JPY149.4300	US$1=JPY144.7100
HKD to US [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency exchange	US$1=HKD7.8259	US$1=HKD7.8308	US$1=HKD7.8498